T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ALBANIA 0.3%
Government Bonds 0.3%
Republic of Albania, 3.50%, 10/9/25 (EUR) (1)	5,310,000	6,403
Republic of Albania, 3.50%, 6/16/27 (EUR) (1)	4,085,000	4,933
Republic of Albania, 5.75%, 11/12/20 (EUR)	5,509,000	6,497
Total Albania (Cost $17,511)		17,833

ARGENTINA 0.1%
Government Bonds 0.1%
Republic of Argentina, 1.00%, 7/9/29 (USD)	221,327	101
Republic of Argentina, STEP, 0.125%, 7/9/30 (USD)	10,098,729	4,237
Total Argentina (Cost $5,439)		4,338

AUSTRALIA 2.7%
Corporate Bonds 0.2%
Transurban Finance, 1.875%, 9/16/24 (EUR)	7,836,000	9,622
		9,622
Government Bonds 2.5%
Commonwealth of Australia, 3.00%, 3/21/47	114,951,000	105,498
New South Wales Treasury, 4.00%, 5/20/26	46,975,600	40,010
		145,508
Total Australia (Cost $132,251)		155,130

AUSTRIA 0.8%
Corporate Bonds 0.0%
UniCredit Bank Austria, 1.375%, 5/26/21	400,000	475
		475
Government Bonds 0.8%
Heta Asset Resolution, 2.375%, 12/13/22	39,100,000	48,557
		48,557
Total Austria (Cost $49,058)		49,032

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)

BELGIUM 0.0%
Corporate Bonds 0.0%
Anheuser-Busch InBev, 2.00%, 1/23/35	1,560,000	1,984
Total Belgium (Cost $1,549)		1,984
BERMUDA 0.7%
Government Bonds 0.7%
Government of Bermuda, 3.717%, 1/25/27 (USD)	5,749,000	6,353
Government of Bermuda, 4.75%, 2/15/29 (USD) (1)	26,905,000	32,185
Total Bermuda (Cost $33,675)		38,538
BRAZIL 1.1%
Corporate Bonds 0.3%
BRF, 4.35%, 9/29/26 (USD)	1,553,000	1,611
BRF, 4.875%, 1/24/30 (USD)	9,250,000	9,504
Centrais Eletricas Brasileiras, 4.625%, 2/4/30 (USD) (1)	3,830,000	3,840
		14,955
Government Bonds 0.8%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	157,671,000	31,820
Petrobras Global Finance, 7.375%, 1/17/27 (USD)	10,100,000	11,974
		43,794
Total Brazil (Cost $69,180)		58,749
BULGARIA 0.4%
Government Bonds 0.4%
Republic of Bulgaria, 0.375%, 9/23/30 (EUR)	7,896,000	9,239
Republic of Bulgaria, 1.375%, 9/23/50 (EUR)	12,067,000	13,804
Total Bulgaria (Cost $23,296)		23,043

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
CANADA 3.5%
Corporate Bonds 0.4%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (2)	27,134,000	20,199
		20,199
Government Bonds 3.1%
Government of Canada, 2.00%, 9/1/23	80,650,000	63,564
Government of Canada, 3.50%, 12/1/45	36,718,000	42,504
Government of Canada Real Return Bond, Inflation-Indexed,
4.00%, 12/1/31	51,305,157	59,152
Province of Ontario, 2.60%, 6/2/25	11,778,000	9,608
Province of Ontario, 3.50%, 6/2/43	5,239,000	5,006
		179,834
Total Canada (Cost $188,286)		200,033

CHILE 3.1%
Corporate Bonds 0.2%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1)	12,860,000	13,635
		13,635
Government Bonds 2.9%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26	28,170,000,000	41,187
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1)	85,180,000,000	127,462
		168,649
Total Chile (Cost $178,434)		182,284

CHINA 9.5%
Corporate Bonds 1.0%
CIFI Holdings Group, 6.45%, 11/7/24 (USD)	8,635,000	8,894
CIFI Holdings Group, 6.55%, 3/28/24 (USD)	2,265,000	2,345
CNAC HK Finbridge, 1.75%, 6/14/22 (EUR)	4,000,000	4,728
Country Garden Holdings, 5.125%, 1/17/25 (USD)	2,655,000	2,781
Country Garden Holdings, 5.40%, 5/27/25 (USD)	1,870,000	2,017
Country Garden Holdings, 6.15%, 9/17/25 (USD)	4,115,000	4,543

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
Country Garden Holdings, 8.00%, 1/27/24 (USD)	1,655,000	1,800
Shimao Group Holdings, 4.75%, 7/3/22 (USD)	13,350,000	13,687
Shimao Group Holdings, 5.60%, 7/15/26 (USD)	2,145,000	2,346
State Grid Overseas Investment, 1.375%, 5/2/25 (EUR) (1)	10,000,000	12,183
		55,324
Government Bonds 8.5%
China Development Bank, 3.43%, 1/14/27	480,000,000	69,788
China Development Bank, 3.65%, 5/21/29	210,000,000	30,551
China Development Bank, 3.68%, 2/26/26	570,000,000	84,003
China Development Bank, 4.24%, 8/24/27	330,000,000	50,267
China Development Bank, 4.88%, 2/9/28	170,000,000	26,831
People's Republic of China, 2.94%, 10/17/24	120,000,000	17,639
People's Republic of China, 3.12%, 12/5/26	260,000,000	38,247
People's Republic of China, 3.13%, 4/13/22	120,000,000	17,738
People's Republic of China, 3.13%, 11/21/29	160,000,000	23,386
People's Republic of China, 3.19%, 4/11/24	120,000,000	17,818
People's Republic of China, 3.25%, 6/6/26	380,000,000	56,418
People's Republic of China, 3.54%, 8/16/28	200,000,000	30,306
People's Republic of China, 3.60%, 9/6/25	40,000,000	6,070
People's Republic of China, 3.77%, 3/8/25	50,000,000	7,637
People's Republic of China, 4.00%, 6/24/69	80,000,000	11,768
		488,467
Total China (Cost $534,666)		543,791

COLOMBIA 0.2%
Corporate Bonds 0.2%
Banco de Bogota, 6.25%, 5/12/26 (USD) (3)	8,000,000	8,690
Total Colombia (Cost $8,529)		8,690

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
CROATIA 0.3%
Government Bonds 0.3%
Republic of Croatia, 3.875%, 5/30/22 (EUR)	14,795,000	18,451
Total Croatia (Cost $17,774)		18,451
CYPRUS 3.5%
Government Bonds 3.5%
Republic of Cyprus, 1.25%, 1/21/40	395,000	472
Republic of Cyprus, 2.375%, 9/25/28	40,206,000	54,391
Republic of Cyprus, 2.75%, 6/27/24	1,668,000	2,142
Republic of Cyprus, 2.75%, 2/26/34	2,716,000	3,891
Republic of Cyprus, 2.75%, 5/3/49	2,832,000	4,347
Republic of Cyprus, 3.75%, 7/26/23	39,094,000	50,642
Republic of Cyprus, 3.875%, 5/6/22	39,543,000	49,263
Republic of Cyprus, 4.25%, 11/4/25	27,419,000	38,788
Total Cyprus (Cost $193,816)		203,936
DENMARK 0.3%
Corporate Bonds 0.3%
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (2)	4,700,000	5,462
Danske Bank, VR, 2.75%, 5/19/26 (EUR) (2)	9,193,000	10,908
Total Denmark (Cost $16,238)		16,370
EGYPT 0.2%
Government Bonds 0.2%
Arab Republic of Egypt, 4.75%, 4/11/25 (EUR) (1)	10,770,000	12,349
Total Egypt (Cost $12,104)		12,349
FRANCE 2.7%
Corporate Bonds 0.8%
Altice France, 3.375%, 1/15/28 (1)	505,000	569

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
Altice France, 5.875%, 2/1/27 (1)	1,305,000	1,616
BNP Paribas, 5.75%, 1/24/22 (GBP)	361,000	495
BPCE, 1.125%, 1/18/23	3,000,000	3,596
Capgemini, 1.625%, 4/15/26	3,900,000	4,886
Capgemini, 2.00%, 4/15/29	2,000,000	2,607
Credit Agricole, 0.875%, 1/14/32	1,000,000	1,192
Credit Agricole, 1.00%, 9/16/24	5,800,000	7,096
Credit Agricole, 1.875%, 12/20/26	5,200,000	6,627
Orange, 0.875%, 2/3/27	1,000,000	1,224
Societe Generale, VR, 2.50%, 9/16/26 (2)	14,000,000	16,661
		46,569
Government Bonds 1.9%
Dexia Credit Local, 0.625%, 1/21/22	12,850,000	15,282
Dexia Credit Local, 2.00%, 1/22/21	2,550,000	3,013
Electricite de France, 6.875%, 12/12/22 (GBP)	950,000	1,392
Republic of France, 1.25%, 5/25/36 (1)	56,088,000	78,433
Republic of France, 1.75%, 5/25/66 (1)	5,348,000	9,422
		107,542
Total France (Cost $141,444)		154,111

GERMANY 5.1%
Corporate Bonds 1.4%
ADO Properties, 1.50%, 7/26/24	8,100,000	9,086
Allianz, VR, 3.375% (2)(4)	13,400,000	16,948
Consus Real Estate, 9.625%, 5/15/24 (1)	4,200,000	5,228
E. ON, 1.625%, 5/22/29	8,480,000	10,995
ProSiebenSat. 1 Media, 2.625%, 4/15/21	3,880,000	4,542
Vertical Midco, 4.375%, 7/15/27 (1)(3)	2,745,000	3,270
Volkswagen International Finance, 1.875%, 3/30/27	9,500,000	11,838
Volkswagen Leasing, 1.50%, 6/19/26	5,135,000	6,221
Volkswagen Leasing, 1.625%, 8/15/25	5,350,000	6,510

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
Vonovia Finance, 1.625%, 12/15/20	7,100,000	8,350
		82,988
Government Bonds 3.7%
Bundesobligation, Zero Coupon, 4/11/25 (5)	171,988,000	208,365
KfW, 4.70%, 6/2/37 (CAD)	5,202,000	5,475
		213,840
Total Germany (Cost $277,856)		296,828

GREECE 0.1%
Corporate Bonds 0.1%
Crystal Almond, 4.25%, 10/15/24	5,560,000	6,437
Total Greece (Cost $5,615)		6,437

ICELAND 0.8%
Corporate Bonds 0.8%
Arion Banki, 1.00%, 3/20/23 (EUR)	5,500,000	6,496
Landsbankinn, 1.00%, 5/30/23 (EUR)	1,000,000	1,183
Landsbankinn, 1.625%, 3/15/21 (EUR)	33,221,000	39,238
Total Iceland (Cost $47,831)		46,917

INDIA 2.3%
Corporate Bonds 0.7%
ABJA Investment, 5.45%, 1/24/28 (USD)	8,731,000	8,480
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (USD) (1)	8,450,000	8,494
HDFC Bank, 8.10%, 3/22/25	1,620,000,000	22,698
		39,672
Government Bonds 1.6%
Republic of India, 6.45%, 10/7/29	2,197,000,000	30,433
Republic of India, 8.20%, 9/24/25	293,340,000	4,396
Republic of India, 8.24%, 2/15/27	2,035,000,000	30,780

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of India, 9.15%, 11/14/24	1,628,680,000	25,007
		90,616
Total India (Cost $132,761)		130,288

INDONESIA 2.4%
Corporate Bonds 0.1%
Jasa Marga Persero, 7.50%, 12/11/20 (1)	81,540,000,000	5,350
		5,350
Government Bonds 2.3%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)	40,797,000	56,007
Republic of Indonesia, 6.125%, 5/15/28	390,270,000,000	25,310
Republic of Indonesia, 7.00%, 5/15/27	276,860,000,000	19,220
Republic of Indonesia, 8.375%, 3/15/24	369,100,000,000	27,032
Republic of Indonesia, 8.375%, 9/15/26	43,000,000,000	3,224
Republic of Indonesia, 10.25%, 7/15/27	50,700,000,000	4,113
		134,906
Total Indonesia (Cost $141,458)		140,256

IRELAND 3.2%
Corporate Bonds 0.4%
AIB Group, 2.25%, 7/3/25	12,300,000	15,352
XLIT, VR, 3.25%, 6/29/47 (2)	5,700,000	7,369
		22,721
Government Bonds 2.8%
Republic of Ireland, 0.20%, 10/18/30	48,100,000	58,459
Republic of Ireland, 1.35%, 3/18/31	36,752,000	49,864
Republic of Ireland, 1.50%, 5/15/50	3,700,000	5,597
Republic of Ireland, 2.00%, 2/18/45	5,630,000	9,198
Republic of Ireland, 5.40%, 3/13/25	24,286,300	36,072
		159,190
Total Ireland (Cost $169,503)		181,911

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
ISRAEL 2.9%
Corporate Bonds 0.1%
Teva Pharmaceutical Finance Netherlands II, 4.50%, 3/1/25
(EUR)	1,705,000	1,940
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR)	1,245,000	1,494
		3,434
Government Bonds 2.8%
State of Israel, 1.50%, 1/18/27 (EUR)	18,046,000	22,987
State of Israel, 1.75%, 8/31/25	153,957,436	48,097
State of Israel, 3.75%, 3/31/47	19,700,000	8,236
State of Israel, 3.80%, 5/13/60 (USD) (3)	16,895,000	20,131
State of Israel, 3.875%, 7/3/50 (USD)	7,790,000	9,343
State of Israel, 5.50%, 1/31/42	99,052,000	50,355
		159,149
Total Israel (Cost $142,637)		162,583

ITALY 2.5%
Corporate Bonds 0.7%
Enel Finance International, 5.625%, 8/14/24 (GBP)	2,663,000	4,079
FCA Bank, 0.50%, 9/13/24	5,800,000	6,763
International Game Technology, 3.50%, 6/15/26 (1)	2,410,000	2,671
International Game Technology, 3.50%, 6/15/26	4,550,000	5,042
Intesa Sanpaolo, 1.75%, 7/4/29	5,200,000	6,405
Telecom Italia, 5.875%, 5/19/23 (GBP)	1,300,000	1,825
UniCredit, 2.00%, 3/4/23	5,086,000	6,219
UniCredit, VR, 4.875%, 2/20/29 (2)	6,100,000	7,581
		40,585
Government Bonds 1.8%
Italy Buoni Poliennali Del Tesoro, 2.80%, 3/1/67	42,584,000	61,934

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
Italy Buoni Poliennali Del Tesoro, Inflation-Indexed, 0.65%,
5/15/26	34,445,781	41,475
		103,409
Total Italy (Cost $120,525)		143,994

JAPAN 12.7%
Corporate Bonds 0.3%
Takeda Pharmaceutical, 2.25%, 11/21/26 (EUR) (1)	12,940,000	16,841
		16,841
Government Bonds 12.4%
Government of Japan, 0.60%, 6/20/37	4,378,850,000	43,433
Government of Japan, 0.70%, 3/20/37	8,878,050,000	89,424
Government of Japan, 1.20%, 12/20/34	18,051,700,000	194,494
Government of Japan, 1.40%, 9/20/34	468,700,000	5,169
Government of Japan, 1.70%, 9/20/44	7,672,250,000	92,535
Government of Japan, 2.20%, 9/20/39	618,350,000	7,813
Government of Japan, 2.50%, 9/20/37	11,023,500,000	141,945
Government of Japan, Inflation-Indexed, 0.10%, 3/10/24	2,580,825,600	24,413
Government of Japan, Inflation-Indexed, 0.10%, 9/10/24	3,367,392,600	31,906
Government of Japan, Inflation-Indexed, 0.10%, 3/10/25	5,689,193,600	53,809
Government of Japan Treasury Bills, (0.119)%, 12/14/20 (5)	3,100,000,000	29,401
		714,342
Total Japan (Cost $702,691)		731,183

KUWAIT 0.1%
Corporate Bonds 0.1%
Equate Petrochemical, 4.25%, 11/3/26 (USD)	6,675,000	7,021
Total Kuwait (Cost $7,019)		7,021

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
LATVIA 1.4%
Government Bonds 1.4%
Republic of Latvia, 0.375%, 10/7/26 (EUR)	64,671,000	79,050
Total Latvia (Cost $71,163)		79,050
LITHUANIA 0.0%
Corporate Bonds 0.0%
PLT VII Finance, 4.625%, 1/5/26 (1)	1,150,000	1,375
Total Lithuania (Cost $1,298)		1,375
LUXEMBOURG 0.3%
Corporate Bonds 0.3%
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29	3,670,000	4,284
Blackstone Property Partners Europe Holdings, 2.00%, 2/15/24	6,271,000	7,605
JAB Holdings, 2.00%, 5/18/28	5,900,000	7,368
Kleopatra Holdings 1, 9.25% (PIK), 6/30/23 (6)	355,875	370
Total Luxembourg (Cost $18,271)		19,627
MALAYSIA 3.0%
Government Bonds 3.0%
1MDB Global Investments, 4.40%, 3/9/23 (USD)	32,000,000	32,076
Government of Malaysia, 4.065%, 6/15/50	65,783,000	16,515
Government of Malaysia, 4.736%, 3/15/46	320,565,000	87,896
Government of Malaysia, 4.921%, 7/6/48	119,656,000	33,476
Total Malaysia (Cost $157,935)		169,963
MEXICO 1.3%
Corporate Bonds 0.5%
America Movil, 5.75%, 6/28/30 (GBP)	4,930,000	8,596
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (2)	11,800,000	11,377

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
Cemex, 5.70%, 1/11/25 (USD)	5,650,000	5,777
Cemex, 6.125%, 5/5/25 (USD)	4,969,000	5,137
		30,887
Government Bonds 0.8%
Petroleos Mexicanos, 3.125%, 11/27/20 (EUR)	1,540,000	1,804
Petroleos Mexicanos, 5.125%, 3/15/23 (EUR)	35,958,000	42,484
		44,288
Total Mexico (Cost $77,530)		75,175

MOROCCO 0.2%
Government Bonds 0.2%
Kingdom of Morocco, 4.50%, 10/5/20 (EUR)	11,970,000	14,048
Total Morocco (Cost $14,531)		14,048

NETHERLANDS 1.0%
Corporate Bonds 0.9%
ABN AMRO Bank, 6.375%, 4/27/21	1,355,000	1,644
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)	100,000	158
Cooperatieve Rabobank, 4.875%, 1/10/23 (GBP)	2,893,000	4,093
ING Bank, VR, 3.625%, 2/25/26 (2)	5,956,000	7,071
LeasePlan, VR, 7.375% (2)(4)	8,200,000	9,674
Nationale-Nederlanden Bank, 0.375%, 2/26/25	5,300,000	6,263
Summer BidCo, 9.75% (PIK), 11/15/25 (6)	11,588,687	13,644
Trivium Packaging Finance, 3.75%, 8/15/26 (1)	710,000	822
Ziggo, 2.875%, 1/15/30 (3)	2,720,000	3,113
Ziggo, 2.875%, 1/15/30 (1)	2,700,000	3,091
		49,573
Government Bonds 0.1%
Kingdom of the Netherlands, 5.50%, 1/15/28	3,870,000	6,576
		6,576
Total Netherlands (Cost $54,801)		56,149

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
NORWAY 0.4%
Corporate Bonds 0.2%
DNB Boligkreditt, 1.875%, 11/21/22 (EUR)	9,135,000	11,252
		11,252
Government Bonds 0.2%
Kingdom of Norway, 3.00%, 3/14/24 (1)	104,912,000	12,315
		12,315
Total Norway (Cost $24,677)		23,567
PANAMA 0.3%
Corporate Bonds 0.3%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1)	15,300,000	15,932
Total Panama (Cost $15,582)		15,932
PERU 0.1%
Corporate Bonds 0.1%
Banco Internacional del Peru Interbank, 3.25%, 10/4/26 (USD)
(1)	8,100,000	8,458
Total Peru (Cost $8,078)		8,458
PORTUGAL 0.4%
Corporate Bonds 0.1%
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (2)(3)	5,100,000	5,723
		5,723
Government Bonds 0.3%
Republic of Portugal, 4.10%, 2/15/45 (1)	8,973,000	17,598
		17,598
Total Portugal (Cost $22,469)		23,321
ROMANIA 1.8%
Government Bonds 1.8%
Republic of Romania, 2.00%, 1/28/32 (EUR) (1)	3,855,000	4,468

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Romania, 2.00%, 1/28/32 (EUR)	8,975,000	10,401
Republic of Romania, 2.124%, 7/16/31 (EUR)	22,068,000	25,883
Republic of Romania, 2.375%, 4/19/27 (EUR)	16,845,000	20,991
Republic of Romania, 2.875%, 10/28/24 (EUR)	2,725,000	3,461
Republic of Romania, 2.875%, 3/11/29 (EUR)	3,963,000	5,072
Republic of Romania, 3.624%, 5/26/30 (EUR)	23,390,000	31,080
Total Romania (Cost $88,086)		101,356

RUSSIA 0.3%
Government Bonds 0.3%
Russian Federation, 8.15%, 2/3/27	1,052,304,000	15,291
Total Russia (Cost $17,976)		15,291

SERBIA 0.5%
Government Bonds 0.5%
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1)	27,285,000	30,963
Total Serbia (Cost $30,307)		30,963

SINGAPORE 1.1%
Government Bonds 1.1%
Government of Singapore, 2.25%, 6/1/21	259,000	192
Government of Singapore, 2.875%, 7/1/29	29,196,000	25,091
Government of Singapore, 3.125%, 9/1/22	45,701,000	35,328
Total Singapore (Cost $58,941)		60,611

SLOVENIA 2.5%
Government Bonds 2.5%
Republic of Slovenia, 0.275%, 1/14/30	15,836,000	19,068
Republic of Slovenia, 1.00%, 3/6/28	10,580,000	13,503
Republic of Slovenia, 1.25%, 3/22/27	28,285,000	36,337
Republic of Slovenia, 1.50%, 3/25/35	9,923,000	13,769

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
Republic of Slovenia, 3.125%, 8/7/45	11,180,000	21,388
Republic of Slovenia, 4.625%, 9/9/24	8,424,000	11,854
Republic of Slovenia, 5.125%, 3/30/26	5,426,000	8,295
Republic of Slovenia, 5.25%, 2/18/24 (USD)	16,865,000	19,415
Total Slovenia (Cost $134,059)		143,629

SOUTH AFRICA 0.9%
Corporate Bonds 0.3%
Eskom Holdings SOC, 5.75%, 1/26/21 (USD)	15,940,000	15,604
		15,604
Government Bonds 0.6%
Republic of South Africa, 10.50%, 12/21/26	529,901,986	36,642
		36,642
Total South Africa (Cost $61,363)		52,246

SPAIN 2.3%
Corporate Bonds 1.5%
Abertis Infraestructuras, 3.00%, 3/27/31	7,700,000	9,731
Banco Bilbao Vizcaya Argentaria, 0.375%, 10/2/24	5,800,000	6,713
Banco Santander, 1.375%, 2/9/22	2,800,000	3,347
CaixaBank, VR, 2.75%, 7/14/28 (2)	25,900,000	31,202
Cirsa Finance International, 6.25%, 12/20/23 (1)	3,690,000	3,921
Cirsa Finance International, 6.25%, 12/20/23	1,700,000	1,806
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25	9,300,000	11,255
Inmobiliaria Colonial Socimi, 2.00%, 4/17/26	2,600,000	3,192
Inmobiliaria Colonial Socimi, 2.50%, 11/28/29	1,000,000	1,240
Telefonica Emisiones, 1.788%, 3/12/29	2,300,000	2,969
Telefonica Emisiones, 1.957%, 7/1/39	5,200,000	6,654
Telefonica Emisiones, 2.242%, 5/27/22	2,100,000	2,559
Telefonica Emisiones, 3.961%, 3/26/21	100,000	119

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
Telefonica Emisiones, 5.289%, 12/9/22 (GBP)	50,000	71
		84,779
Government Bonds 0.8%
Kingdom of Spain, Zero Coupon, 1/31/25 (5)	38,206,000	45,365
		45,365
Total Spain (Cost $127,512)		130,144

SRI LANKA 0.3%
Government Bonds 0.3%
Republic of Sri Lanka, 6.25%, 10/4/20 (USD)	9,388,000	9,294
Republic of Sri Lanka, 6.25%, 7/27/21 (USD)	8,450,000	7,436
Total Sri Lanka (Cost $17,886)		16,730

SUPRANATIONAL 0.7%
Government Bonds 0.7%
European Investment Bank, 1.25%, 5/12/25 (SEK)	229,430,000	26,938
Inter-American Development Bank, 4.40%, 1/26/26 (CAD)	12,207,000	10,978
Total Supranational (Cost $35,960)		37,916

SWEDEN 0.9%
Corporate Bonds 0.9%
Akelius Residential Property, 1.125%, 3/14/24 (EUR)	4,500,000	5,368
Akelius Residential Property, 1.75%, 2/7/25 (EUR) (3)	6,390,000	7,808
Stadshypotek, 2.00%, 9/1/28	239,000,000	29,930
Tele2, 1.125%, 5/15/24 (EUR)	4,900,000	5,926
Tele2, 2.125%, 5/15/28 (EUR)	1,600,000	2,064
Verisure Holding, 3.875%, 7/15/26 (EUR) (1)	1,600,000	1,879
Total Sweden (Cost $49,831)		52,975

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
SWITZERLAND 0.4%
Corporate Bonds 0.4%
Aquarius & Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR) (2)	2,131,000	2,744
Credit Suisse Group Finance, 7.00%, 10/5/20 (GBP)	185,000	239
Credit Suisse Group Funding, 1.25%, 4/14/22 (EUR)	6,195,000	7,406
UBS, 1.375%, 4/16/21 (EUR)	11,143,000	13,196
Total Switzerland (Cost $24,478)		23,585

THAILAND 0.7%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (2)	9,100,000	8,937
		8,937
Government Bonds 0.5%
Kingdom of Thailand, 3.65%, 6/20/31	820,108,000	31,542
		31,542
Total Thailand (Cost $36,177)		40,479

UNITED ARAB EMIRATES 0.0%
Corporate Bonds 0.0%
Acwa Power Management & Investments One, 5.95%, 12/15/39
(USD)	600,000	685
Total United Arab Emirates (Cost $679)		685

UNITED KINGDOM 6.0%
Corporate Bonds 2.8%
AA Bond, 5.50%, 7/31/22 (3)	4,796,000	5,800
Barclays, 1.875%, 12/8/23 (EUR)	5,786,000	7,091
BP Capital Markets, 1.573%, 2/16/27 (EUR)	10,000,000	12,559
Cabot Financial Luxembourg, 7.50%, 10/1/23	4,945,000	6,422
Crh Finance, 4.125%, 12/2/29	10,000,000	15,608
Eastern Power Networks, 4.75%, 9/30/21	1,084,000	1,456

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
Eastern Power Networks, 5.75%, 3/8/24	62,000	94
eG Global Finance, 4.375%, 2/7/25 (EUR) (1)	2,230,000	2,474
FCE Bank, 0.869%, 9/13/21 (EUR)	3,485,000	3,996
FCE Bank, 1.66%, 2/11/21 (EUR)	4,141,000	4,809
FCE Bank, 3.25%, 11/19/20	5,687,000	7,318
G4s International Finance, 1.50%, 1/9/23 (EUR)	2,680,000	3,150
G4s International Finance, 1.875%, 5/24/25 (EUR)	2,750,000	3,225
HBOS, 5.374%, 6/30/21 (EUR)	1,100,000	1,334
HSBC Bank, 4.75%, 3/24/46	2,368,000	3,751
HSBC Bank, 6.50%, 7/7/23	18,000	26
HSBC Holdings, 6.50%, 5/20/24	3,530,000	5,407
Iceland Bondco, 4.625%, 3/15/25	6,000,000	7,301
InterContinental Hotels Group, 3.875%, 11/28/22	3,571,000	4,719
Jerrold Finco, 4.875%, 1/15/26 (1)	580,000	667
Leeds Building Society, 2.625%, 4/1/21 (EUR)	2,775,000	3,297
Marks & Spencer, 6.00%, 6/12/25	2,099,000	2,930
Nationwide Building Society, VR, 1.50%, 3/8/26 (EUR) (2)	2,770,000	3,371
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR) (2)	5,050,000	6,048
Next Group, 3.625%, 5/18/28	7,491,000	9,993
Next Group, 4.375%, 10/2/26	982,000	1,389
RSA Insurance Group, VR, 5.125%, 10/10/45 (2)	4,310,000	6,363
Severn Trent Water Utilities Finance, 6.125%, 2/26/24	206,000	313
Sky, 1.875%, 11/24/23 (EUR)	5,244,000	6,518
Standard Chartered, VR, 4.00%, 10/21/25 (EUR) (2)	4,310,000	5,057
Tesco, 6.125%, 2/24/22	1,490,000	2,054
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)	5,250,000	6,256
Victoria, 5.25%, 7/15/24 (EUR) (1)	1,755,000	2,043
Virgin Media Secured Finance, 4.25%, 1/15/30 (1)	5,630,000	7,160
		159,999
Government Bonds 3.2%
United Kingdom Gilt, 0.625%, 6/7/25	76,389,000	101,743

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
United Kingdom Gilt, 4.25%, 12/7/46	35,581,797	83,796
		185,539
Total United Kingdom (Cost $331,567)		345,538

UNITED STATES 5.8%
Corporate Bonds 5.8%
American Honda Finance, 1.95%, 10/18/24 (EUR)	4,680,000	5,874
American International Group, 5.00%, 4/26/23 (GBP)	4,000,000	5,646
AT&T, 1.60%, 5/19/28 (EUR)	7,175,000	8,904
AT&T, 2.05%, 5/19/32 (EUR)	3,040,000	3,867
Bank of America, 2.375%, 6/19/24 (EUR)	5,000,000	6,338
Bank of America, VR, 1.379%, 2/7/25 (EUR) (2)	5,786,000	7,047
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)	7,393,000	10,223
Booking Holdings, 2.15%, 11/25/22 (EUR)	2,560,000	3,108
Booking Holdings, 2.375%, 9/23/24 (EUR)	8,311,000	10,393
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)	9,220,000	11,002
Capital One Financial, 1.65%, 6/12/29 (EUR)	11,300,000	13,542
Constellium, 4.25%, 2/15/26 (EUR)	6,510,000	7,595
Constellium, 4.25%, 2/15/26 (EUR) (1)	945,000	1,102
DH Europe Finance, 0.45%, 3/18/28 (EUR)	1,450,000	1,685
DH Europe Finance, 0.75%, 9/18/31 (EUR)	7,305,000	8,428
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1)	3,480,000	4,068
Fidelity National Information Services, 2.602%, 5/21/25 (GBP)	6,950,000	9,684
Fiserv, 0.375%, 7/1/23 (EUR)	1,090,000	1,288
Fiserv, 3.00%, 7/1/31 (GBP)	9,825,000	14,267
GE Capital European Funding, 4.625%, 2/22/27 (EUR)	5,450,000	7,518
General Electric, 0.875%, 5/17/25 (EUR)	6,000,000	6,987
General Electric, 1.875%, 5/28/27 (EUR)	9,430,000	11,230
General Electric, 2.125%, 5/17/37 (EUR)	4,860,000	5,514
General Motors Financial, 2.20%, 4/1/24 (EUR)	7,605,000	9,152
Goldman Sachs Group, 1.375%, 5/15/24 (EUR)	5,700,000	6,873

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

	Par/Shares	$ Value
(Cost and value in $000s)
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)	4,137,000	5,166
Goldman Sachs Group, 5.50%, 10/12/21 (GBP)	456,000	616
Honeywell International, 0.75%, 3/10/32 (EUR)	5,465,000	6,448
Kosmos Energy, 7.125%, 4/4/26 (1)	6,965,000	6,120
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)	2,969,000	3,494
Morgan Stanley, 1.375%, 10/27/26 (EUR)	4,931,000	6,114
Morgan Stanley, VR, 0.637%, 7/26/24 (EUR) (2)	3,049,000	3,616
Netflix, 4.625%, 5/15/29 (EUR)	8,970,000	12,146
Prologis, 2.25%, 6/30/29 (GBP)	5,048,000	7,047
Refinitiv U.S. Holdings, 4.50%, 5/15/26 (EUR) (1)	4,960,000	6,083
Refinitiv U.S. Holdings, 6.875%, 11/15/26 (EUR)	2,660,000	3,367
Thermo Fisher Scientific, 0.125%, 3/1/25 (EUR)	8,810,000	10,336
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)	5,170,000	6,182
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)	842,000	1,148
Verizon Communications, 1.30%, 5/18/33 (EUR)	20,445,000	24,961
Walgreens Boots Alliance, 2.125%, 11/20/26 (EUR)	13,900,000	17,147
Westlake Chemical, 1.625%, 7/17/29 (EUR)	29,400,000	33,863
Total United States (Cost $316,580)		335,189

SHORT-TERM INVESTMENTS 5.1%
MONEY MARKET FUNDS 1.8%
T. Rowe Price Government Reserve Fund, 0.09% (7)(8)	103,488,797	103,489
		103,489
U. S. TREASURY OBLIGATIONS 3.3%
U. S. Treasury Bills, 0.112%, 2/25/21 (9)	189,941,000	189,863
		189,863
Total Short-Term Investments (Cost $293,332)		293,352

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

			Par/Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.3%
Short-Term Funds 0.3%
T. Rowe Price Short-Term Fund, 0.13% (7)(8)			1,649,370	16,494
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank				16,494
Total Securities Lending Collateral (Cost $16,494)				16,494

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty	Description	Contracts	Notional Amount	$ Value
	USD Put / ILS Call, 12/1/20 @
Citibank	3.30 (ILS)(5)	2	172,500	261
Goldman	AUD Put / USD Call, 10/5/20 @
Sachs	$0.72 (USD)(5)	1	173,400	1,844
Goldman	EUR Put / USD Call, 9/30/20 @
Sachs	$1.16 (USD)(5)	1	115,600	—
Goldman	EUR Put / USD Call, 10/5/20 @
Sachs	$1.17 (USD)(5)	1	115,700	208
Goldman	USD Call / CAD Put, 9/30/20 @
Sachs	1.35 (CAD)(5)	1	115,900	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts in 000s, except for contracts)
Counterparty	Description	Contracts	Notional Amount	$ Value

UBS
Investment	USD Call / JPY Put, 9/30/20 @
Bank	108.93 (JPY) (5)	1	115,600	—
UBS
Investment	USD Put / JPY Call, 10/16/20 @
Bank	105.04 (JPY) (5)	1	144,600	402
Total Options Purchased (Cost $4,759)				2,715
Total Investments in Securities 99.5%
(Cost $5,483,468)				$5,722,643

Other Assets Less Liabilities 0.5%				26,810

Net Assets 100.0%				$5,749,453

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $475,423 and represents 8.3% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	All or a portion of this security is on loan at September 30, 2020.
(4)	Perpetual security with no stated maturity date.
(5)	Non-income producing
(6)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7)	Affiliated Companies
(8)	Seven-day yield
(9)	At September 30, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M CZK PRIBOR	Six month CZK PRIBOR (Prague interbank offered rate)
6M JPY LIBOR	Six month JPY LIBOR (London interbank offered rate)
6M PLN WIBOR	Six month PLN WIBOR (Warsaw interbank offered rate)
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Offshore China Renminbi
CZK	Czech Koruna
EUR	Euro
EURIBOR	The Euro interbank offered rate

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXIBTIIE	Mexican Interbank 28 day interest rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
OTC	Over-the-counter
PIK	Payment-in-kind
PLN	Polish Zloty
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB	Thai Baht
TWD	Taiwan Dollar
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR	South African Rand

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s, except Market Price)
SWAPS (0.2)%

			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

BILATERAL SWAPS 0.0%

Credit Default Swaps, Protection Sold 0.0%

Greece 0.0%

Bank of America, Protection Sold (Relevant
Credit: Hellenic Republic, 3.65%, 2/24/24,
112.53 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/22 (USD)	10,000	62	(157)	219

Bank of America, Protection Sold (Relevant
Credit: Hellenic Republic, 3.65%, 2/24/24,
112.53 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD)	17,964	(155)	(633)	478

Bank of America, Protection Sold (Relevant
Credit: Hellenic Republic, 3.65%, 2/24/24,
112.53 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD)	12,470	(977)	(579)	(398)

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 3.65%, 2/24/24, 112.53
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/20 (USD)	6,935	13	(29)	42

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 3.65%, 2/24/24, 112.53
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/21 (USD)	6,935	43	(195)	238

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 3.65%, 2/24/24, 112.53
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (USD)	9,200	(37)	(423)	386

Barclays Bank, Protection Sold (Relevant Credit:
Hellenic Republic, 3.65%, 2/24/24, 112.53
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD)	16,500	(142)	(77)	(65)

Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, 3.65%, 2/24/24, 112.53
EUR*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/25 (USD)	6,635	(102)	(356)	254

Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, 3.65%, 2/24/24,
112.53 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD)	4,911	(43)	(31)	(12)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s, except Market Price)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, 3.65%, 2/24/24,
112.53 EUR*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/25 (USD)	2,801	(43)	(121)	78

Total Bilateral Credit Default Swaps, Protection Sold			(2,601)	1,220

Total Bilateral Swaps			(2,601)	1,220

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

CENTRALLY CLEARED SWAPS (0.2)%

Credit Default Swaps, Protection Bought (0.1)%

Foreign/Europe (0.1)%

Protection Bought (Relevant Credit: Markit iTraxx
Europe-S34, 5 Year Index), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/25	66,375	(1,681)	(1,742)	61

Total Credit Default Swaps, Protection Bought				61

Interest Rate Swaps (0.1)%

Czech Republic 0.2%

2 Year Interest Rate Swap, Receive Fixed
2.208% Annually, Pay Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/13/22	2,803,180	4,798	1	4,797

2 Year Interest Rate Swap, Receive Fixed
2.230% Annually, Pay Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/21/22	2,680,999	4,634	1	4,633

2 Year Interest Rate Swap, Receive Fixed
2.235% Annually, Pay Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/20/22	1,651,529	2,865	—	2,865

02 Year Interest Rate Swap, Receive Fixed
2.245% Annually, Pay Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/20/22	2,536,024	4,422	—	4,422

10 Year Interest Rate Swap, Pay Fixed 1.600%
Annually, Receive Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/13/30	161,674	(621)	—	(621)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

10 Year Interest Rate Swap, Pay Fixed 1.690%
Annually, Receive Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/20/30	422,279	(1,786)	—	(1,786)

10 Year Interest Rate Swap, Pay Fixed 1.693%
Annually, Receive Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/21/30	441,113	(1,870)	—	(1,870)

10 Year Interest Rate Swap, Pay Fixed 1.705%
Annually, Receive Variable 0.360% (6M CZK
PRIBOR) Semi-Annually, 2/19/30	422,279	(1,813)	1	(1,814)

Total Czech Republic				10,626

Foreign/Europe 0.0%

5 Year Interest Rate Swap, Pay Fixed 0.214%
Annually, Receive Variable (0.468)% (6M
EURIBOR) Semi-Annually, 9/22/22	370	(6)	—	(6)

10 Year Interest Rate Swap, Pay Fixed 0.858%
Annually, Receive Variable (0.468)% (6M
EURIBOR) Semi-Annually, 9/22/27	600	(62)	—	(62)

30 Year Interest Rate Swap, Pay Fixed 1.540%
Annually, Receive Variable (0.170)% (6M
EURIBOR) Semi-Annually, 11/3/47	2,200	(1,143)	1	(1,144)

Total Foreign/Europe				(1,212)

Japan 0.0%

20 Year Interest Rate Swap, Receive Fixed
0.733% Semi-Annually, Pay Variable 0.016% (6M
JPY LIBOR) Semi-Annually, 11/7/37	3,000,000	2,752	1	2,751

Total Japan				2,751

Mexico 0.0%

7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 4.550% (MXIBTIIE)
28 Days, 5/4/27	525,000	105	—	105

Total Mexico				105

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

Poland (0.3)%

5 Year Interest Rate Swap, Pay Fixed 2.305%
Annually, Receive Variable 0.720% (6M PLN
WIBOR) Semi-Annually, 4/20/23	27,000	(414)	—	(414)

5 Year Interest Rate Swap, Pay Fixed 2.350%
Annually, Receive Variable 0.710% (6M PLN
WIBOR) Semi-Annually, 4/24/23	27,500	(431)	—	(431)

5 Year Interest Rate Swap, Pay Fixed 2.350%
Annually, Receive Variable 1.180% (6M PLN
WIBOR) Semi-Annually, 4/6/23	24,000	(363)	—	(363)

5 Year Interest Rate Swap, Pay Fixed 2.423%
Annually, Receive Variable 0.260% (6M PLN
WIBOR) Semi-Annually, 3/27/23	68,000	(1,170)	1	(1,171)

5 Year Interest Rate Swap, Pay Fixed 2.427%
Annually, Receive Variable 0.720% (6M PLN
WIBOR) Semi-Annually, 10/19/22	960	(17)	—	(17)

5 Year Interest Rate Swap, Pay Fixed 2.430%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 5/7/23	60,000	(979)	—	(979)

5 Year Interest Rate Swap, Pay Fixed 2.473%
Annually, Receive Variable 0.280% (6M PLN
WIBOR) Semi-Annually, 1/23/23	39,000	(687)	—	(687)

5 Year Interest Rate Swap, Pay Fixed 2.500%
Annually, Receive Variable 0.710% (6M PLN
WIBOR) Semi-Annually, 10/24/22	22,000	(382)	—	(382)

5 Year Interest Rate Swap, Pay Fixed 2.518%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 5/18/23	42,000	(713)	—	(713)

5 Year Interest Rate Swap, Pay Fixed 2.535%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/21/22	43,000	(757)	1	(758)

5 Year Interest Rate Swap, Pay Fixed 2.555%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/6/22	10,700	(190)	1	(191)

5 Year Interest Rate Swap, Pay Fixed 2.580%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/6/22	10,700	(192)	1	(193)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

5 Year Interest Rate Swap, Pay Fixed 2.595%
Annually, Receive Variable 0.270% (6M PLN
WIBOR) Semi-Annually, 2/27/23	78,000	(1,448)	—	(1,448)

10 Year Interest Rate Swap, Pay Fixed 1.710%
Annually, Receive Variable 0.290% (6M PLN
WIBOR) Semi-Annually, 12/19/29	87,000	(1,999)	1	(2,000)

10 Year Interest Rate Swap, Pay Fixed 1.775%
Annually, Receive Variable 0.710% (6M PLN
WIBOR) Semi-Annually, 10/22/29	32,824	(808)	1	(809)

10 Year Interest Rate Swap, Pay Fixed 1.780%
Annually, Receive Variable 0.710% (6M PLN
WIBOR) Semi-Annually, 10/22/29	22,976	(568)	1	(569)
10 Year Interest Rate Swap, Pay Fixed 1.800%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/5/29	24,528	(616)	2	(618)

10 Year Interest Rate Swap, Pay Fixed 1.800%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/6/29	12,264	(309)	—	(309)

10 Year Interest Rate Swap, Pay Fixed 1.803%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/5/29	12,264	(310)	—	(310)

10 Year Interest Rate Swap, Pay Fixed 1.820%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/5/29	12,264	(314)	1	(315)

10 Year Interest Rate Swap, Pay Fixed 1.860%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 11/7/29	12,080	(322)	—	(322)

10 Year Interest Rate Swap, Pay Fixed 2.850%
Annually, Receive Variable 1.180% (6M PLN
WIBOR) Semi-Annually, 4/6/28	15,800	(672)	—	(672)

10 Year Interest Rate Swap, Pay Fixed 2.910%
Annually, Receive Variable 0.260% (6M PLN
WIBOR) Semi-Annually, 3/27/28	16,200	(734)	1	(735)

10 Year Interest Rate Swap, Pay Fixed 2.920%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 5/7/28	16,100	(713)	—	(713)

10 Year Interest Rate Swap, Pay Fixed 3.030%
Annually, Receive Variable 0.690% (6M PLN
WIBOR) Semi-Annually, 5/18/28	10,100	(469)	—	(469)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s, except Market Price)

	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value**	$ Gain/(Loss)

10 Year Interest Rate Swap, Pay Fixed 3.075%
Annually, Receive Variable 0.270% (6M PLN
WIBOR) Semi-Annually, 2/27/28	8,000	(392)	—	(392)

10 Year Interest Rate Swap, Pay Fixed 3.149%
Annually, Receive Variable 0.270% (6M PLN
WIBOR) Semi-Annually, 2/13/28	15,931	(806)	—	(806)

10 Year Interest Rate Swap, Pay Fixed 3.158%
Annually, Receive Variable 0.270% (6M PLN
WIBOR) Semi-Annually, 2/14/28	12,062	(611)	1	(612)
10 Year Interest Rate Swap, Pay Fixed 3.160%
Annually, Receive Variable 0.270% (6M PLN
WIBOR) Semi-Annually, 2/12/28	10,007	(509)	—	(509)

Total Poland				(17,907)

Total Centrally Cleared Interest Rate Swaps				(5,637)

Total Centrally Cleared Swaps				(5,576)

Net payments (receipts) of variation margin to date				5,403

Variation margin receivable (payable) on centrally cleared
swaps				$(173)

* Market price at September 30, 2020
** Includes interest purchased or sold but not yet collected of $(6).

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Bank of America	10/9/20	USD	26,467INR	2,019,973$	(911)
Barclays Bank	10/9/20	INR	2,955,106USD	40,140	(87)
Barclays Bank	12/11/20	USD	21,130CLP	16,404,191	219
Barclays Bank	12/18/20	USD	136,439CNH	940,134	(1,385)
Barclays Bank	12/18/20	ZAR	227,706USD	13,800	(333)
Barclays Bank	1/22/21	USD	39,679INR	2,955,106	7
Barclays Bank	1/29/21	USD	340,830EUR	287,093	3,256
Barclays Bank	2/26/21	USD	180,286EUR	153,720	(572)
BNP Paribas	10/8/20	KRW	146,467USD	125	—
BNP Paribas	10/9/20	USD	1,851RUB	138,423	71
BNP Paribas	10/9/20	INR	1,464,161USD	19,829	16
BNP Paribas	10/23/20	USD	31,828AUD	43,222	869
BNP Paribas	10/23/20	USD	28,768CAD	37,946	268
BNP Paribas	10/23/20	USD	2,039CAD	2,731	(12)
BNP Paribas	10/23/20	USD	12,410NOK	113,988	189
BNP Paribas	11/20/20	SEK	4,776USD	544	(10)
BNP Paribas	12/2/20	USD	6,827BRL	38,348	11
BNP Paribas	12/11/20	MYR	23,355USD	5,599	11
BNP Paribas	12/11/20	USD	72,049CLP	55,870,808	829
BNP Paribas	12/18/20	USD	122,200CNH	841,911	(1,224)
BNP Paribas	1/22/21	USD	19,605INR	1,464,161	(52)
BNP Paribas	1/22/21	USD	125KRW	146,467	—
BNP Paribas	2/26/21	USD	361,103EUR	307,901	(1,157)
Canadian Imperial Bank of
Commerce	10/23/20	USD	30,560CAD	39,741	712
Citibank	10/9/20	IDR	464,583,368USD	31,055	155
Citibank	10/9/20	USD	35,282INR	2,693,298	(1,223)
Citibank	10/15/20	ILS	375,868USD	109,044	691
Citibank	10/15/20	USD	1,933ILS	6,580	12
Citibank	10/15/20	USD	103,955ILS	358,532	(718)
Citibank	10/16/20	CZK	77,321USD	3,352	(2)
Citibank	10/16/20	MXN	307,207USD	13,932	(65)
Citibank	10/16/20	RSD	1,714,011USD	16,457	629
Citibank	10/16/20	USD	17,074RSD	1,714,011	(13)
Citibank	10/23/20	AUD	77,765USD	55,700	2
Citibank	10/23/20	CAD	2,984USD	2,237	5
Citibank	10/23/20	JPY	8,300,765USD	78,126	600
Citibank	10/23/20	USD	87,553AUD	121,118	798
Citibank	10/23/20	USD	142,437CAD	193,008	(2,523)
Citibank	10/23/20	USD	357,257JPY	38,149,494	(4,561)
Citibank	10/30/20	USD	3,654EUR	3,114	1
Citibank	11/13/20	PLN	7,984USD	2,068	(2)
Citibank	11/20/20	USD	355,841GBP	270,001	7,360
Citibank	11/20/20	USD	58,997SEK	511,631	1,839
Citibank	12/18/20	USD	1,741CNH	11,869	1
Citibank	12/18/20	USD	111,700CNH	769,201	(1,065)
Citibank	1/15/21	RSD	1,714,011USD	17,120	(39)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

					Unrealized
Counterparty	Settlement	Receive	Deliver		Gain/(Loss)
Citibank	1/21/21	USD	108,420 ILS		373,159$	(728)
Citibank	1/22/21	USD	30,552 IDR		464,583,368	(261)
Credit Suisse	10/9/20	USD	4,216 IDR		61,674,802	73
Credit Suisse	10/9/20	USD	26,465 INR		2,019,973	(913)
Credit Suisse	10/30/20	USD	193,530	EUR	164,716	285
Credit Suisse	12/11/20	CLP	2,530,133	USD	3,302	(76)
Deutsche Bank	10/9/20	IDR	32,639,932	USD	2,197	(4)
Deutsche Bank	10/9/20	USD	18,438 IDR		272,877,776	106
Deutsche Bank	12/11/20	MYR	195,183	USD	47,126	(239)
Deutsche Bank	12/14/20	USD	41,613	THB	1,302,181	522
Goldman Sachs	10/8/20	TWD	218,302	USD	7,521	25
Goldman Sachs	10/9/20	IDR	186,401,526	USD	12,510	12
Goldman Sachs	10/9/20	IDR	856,768,123	USD	57,948	(392)
Goldman Sachs	10/9/20	INR	1,444,300	USD	19,543	33
Goldman Sachs	10/9/20	USD	60,373 IDR		895,239,561	232
Goldman Sachs	10/23/20	CAD	95,517	USD	72,110	(371)
Goldman Sachs	12/2/20	BRL	10,103	USD	1,791	5
Goldman Sachs	12/2/20	USD	27,300	BRL	153,391	35
Goldman Sachs	12/14/20	THB	184,006	USD	5,928	(122)
Goldman Sachs	1/22/21	USD	12,327 IDR		186,401,526	(36)
Goldman Sachs	1/22/21	USD	19,319 INR		1,444,300	(71)
Goldman Sachs	1/22/21	USD	7,631	TWD	218,302	(34)
HSBC Bank	10/8/20	TWD	474,571	USD	16,323	82
HSBC Bank	10/8/20	USD	29,453	TWD	854,227	(76)
HSBC Bank	10/9/20	USD	35,183 IDR		521,790,219	130
HSBC Bank	10/9/20	USD	15,826	RUB	1,126,996	1,333
HSBC Bank	10/23/20	USD	19,950	AUD	28,512	(472)
HSBC Bank	10/23/20	USD	426,934 JPY		45,629,162	(5,823)
HSBC Bank	12/14/20	THB	108,067	USD	3,446	(36)
HSBC Bank	12/18/20	USD	182,582	CNH	1,256,584	(1,634)
HSBC Bank	1/22/21	IDR	296,679,007	USD	19,626	50
HSBC Bank	1/22/21	USD	16,593	TWD	474,571	(70)
JPMorgan Chase	10/16/20	USD	5,046	CZK	112,098	188
JPMorgan Chase	10/16/20	USD	28,979	MXN	652,387	(470)
JPMorgan Chase	10/23/20	JPY	3,060,672	USD	29,035	(7)
JPMorgan Chase	10/23/20	USD	1,619	AUD	2,217	31
JPMorgan Chase	10/23/20	USD	4,254 JPY		449,411	(8)
JPMorgan Chase	11/13/20	USD	2,650	PLN	9,775	121
JPMorgan Chase	11/20/20	GBP	4,780	USD	6,376	(207)
JPMorgan Chase	11/20/20	USD	5,205	GBP	4,038	(7)
JPMorgan Chase	1/22/21	IDR	212,442,286	USD	13,995	95
Morgan Stanley	10/8/20	KRW	149,838	USD	128	1
Morgan Stanley	10/8/20	TWD	161,354	USD	5,382	196
Morgan Stanley	10/8/20	USD	248	KRW	296,304	(6)
Morgan Stanley	10/9/20	IDR	138,139,164	USD	9,240	40
Morgan Stanley	10/9/20	USD	8,607 IDR		127,353,635	51
Morgan Stanley	10/16/20	MXN	1,622,883	USD	71,288	1,968

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Morgan Stanley	10/23/20	USD	19,969AUD	28,512$	(454)
Morgan Stanley	10/23/20	USD	127,542JPY	13,618,721	(1,621)
Morgan Stanley	10/30/20	USD	2,055EUR	1,713	46
Morgan Stanley	10/30/20	USD	117,192EUR	100,000	(128)
Morgan Stanley	12/11/20	USD	26,890CLP	20,803,645	371
Morgan Stanley	12/18/20	USD	59,779SGD	81,681	(65)
Morgan Stanley	1/22/21	USD	9,106IDR	138,139,164	(56)
Morgan Stanley	1/22/21	USD	128KRW	149,838	(1)
Morgan Stanley	1/22/21	USD	5,654TWD	161,354	(12)
RBC Dominion Securities	10/30/20	USD	190,637EUR	162,257	277
RBC Dominion Securities	2/26/21	USD	270,717EUR	230,464	(435)
Standard Chartered	10/23/20	JPY	4,800,186USD	45,769	(243)
Standard Chartered	12/11/20	USD	118,397MYR	492,367	119
State Street	10/9/20	USD	30,526INR	2,323,164	(961)
State Street	10/23/20	AUD	21,462USD	15,328	45
State Street	10/23/20	JPY	4,820USD	46	—
State Street	10/30/20	USD	216,538EUR	184,136	509
UBS Investment Bank	10/15/20	USD	3,139ILS	10,755	(1)
UBS Investment Bank	10/16/20	CZK	1,790,001USD	75,277	2,287
UBS Investment Bank	10/23/20	JPY	17,820,773USD	167,283	1,733
UBS Investment Bank	10/30/20	USD	3,794EUR	3,196	45
UBS Investment Bank	11/13/20	PLN	69,120USD	18,518	(634)
UBS Investment Bank	12/11/20	CLP	2,157,309USD	2,744	6
UBS Investment Bank	12/11/20	USD	13,164CLP	10,342,072	(20)
UBS Investment Bank	12/18/20	USD	22,255ZAR	373,149	187
UBS Investment Bank	1/29/21	USD	340,415EUR	287,093	2,840
UBS Investment Bank	1/29/21	USD	117,444EUR	100,000	(140)
UBS Investment Bank	2/26/21	USD	2,509EUR	2,143	(12)
Net unrealized gain (loss) on open forward
currency exchange contracts					$(170)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 171 Euro BTP contracts	12/20	29,588$	329
Long, 273 Euro BUND contracts	12/20	55,860	236
Short, 140 Euro BUXL thirty year bond contracts	12/20	(36,552)	(432)
Long, 822 Euro OAT contracts	12/20	162,442	886
Short, 743 Euro SCHATZ contracts	12/20	(97,820)	(36)
Short, 273 Government of Canada ten year bond
contracts	12/20	(31,125)	30
Long, 361 Long Gilt contracts	12/20	63,403	(51)
Long, 1,556 Republic of South Korea ten year bond
contracts	12/20	177,114	1,624
Long, 5,832 Republic of South Korea three year bond
contracts	12/20	558,915	1,540
Short, 36 Ultra U. S. Treasury Bonds contracts	12/20	(7,985)	58
Net payments (receipts) of variation margin to date			(4,727)

Variation margin receivable (payable) on open futures contracts			$(543)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$688
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$688+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government
Reserve Fund	$156,670		¤	¤ $	103,489
T. Rowe Price Short-Term
Fund	31,186		¤	¤	16,494
Total					$119,983^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $688 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $119,983.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Bond Fund (USD Hedged) (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE INTERNATIONAL BOND FUND (USD HEDGED)

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	5,410,082$	— $	5,410,082
Short-Term Investments		103,489	189,863	—	293,352
Securities Lending Collateral		16,494	—	—	16,494
Options Purchased		—	2,715	—	2,715
Total Securities		119,983	5,602,660	—	5,722,643
Swaps		—	118	—	118
Forward Currency Exchange Contracts		—	32,630	—	32,630
Total		$119,983$	5,635,408$	— $	5,755,391
Liabilities
Swaps	$	— $	1,672$	— $	1,672
Forward Currency Exchange Contracts		—	32,800	—	32,800
Futures Contracts		543	—	—	543
Total		$543$	34,472$	— $	35,015

[1] Includes Corporate Bonds, Government Bonds.